(ICON)

Global
Utility
Fund, Inc.

ANNUAL
REPORT
Sept. 30, 1997

(LOGO)

Global Utility Fund, Inc.

Performance At A Glance.

The Global Utility Fund's Class A shares gained
26.90% for the
12 months ended September 30, 1997, as compared with a 26.00% advance in the benchmark Financial Times World Utilities
Index. As shown
below, the Fund's longer term record also compares favorably with relevant indices.

                                            One
Five        Since
                                            Year
Years     Inception2
                      Class A               26.90%
90.38%      168.01%
Cumulative            Class B               25.96
83.27       120.99
Total Returns1        Class C               25.96
N/A         51.98
As of 9/30/97         Class Z                N/A
N/A         19.70
                      FT World Utilities3   26.00
81.04          *
                      Lipper Utility Avg4   22.76
74.14          **

                                            One
Five        Since
                                            Year
Years     Inception2
Average Annual        Class A               20.57%
12.58%      12.83%
Total Returns1        Class B               20.96
12.76       12.89
As of 9/30/97         Class C               24.96
N/A        14.14

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management,
Lipper Analytical
Services and Wellington Management. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares.
Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years.
Class C shares have a 1% CDSC for one year. Class
B shares will
automatically convert to Class A shares on a quarterly basis after approximately seven years. Since Class Z shares have been in existence less than one year, no average annual total returns are shown.

2Inception dates: 1/2/90 Class A; 3/18/91 Class B;
8/1/94
Class C; 12/16/96 Class Z. The Fund operated as a closed-end fund from its inception until February 1, 1991.

3The Financial Times World Utilities Index
(FT World Utilities) is currently comprised of approximately 172 world utility stocks representing approximately 24 countries.

*FT World Utilities Since Inception returns are:
Class A,
93.39%; Class B, 109.28%; Class C, 45.89% and
Class Z
14.74% for all funds in each share class.

4These are the average returns of all funds in each share class as determined by Lipper Analytical Services.

**Lipper Since Inception returns are: Class A,
120.97%;
Class B, 116.84%, Class C, 52.57% and
Class Z 15.73% for all funds in each share class.

How Investments Compared.
    (As of 9/30/97)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This
investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value;
they don't fluctuate much in price but,
historically, their
returns have been generally among the lowest of the major investment categories.

William C. S. Hicks, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Global Utility Fund invests primarily in the stocks and bonds of utility companies from around the world.
The Fund
seeks to provide total return, without incurring undue risk, by investing primarily in income-producing securities. There is no assurance that the Fund will be able to achieve its investment objective. Investors should also keep in mind that there are special risks associated with foreign investing
(such as currency fluctuations and social, political and economic developments), and with investing in utility securities.

Telecom Update.
The recent bidding for MCI Communications is indicative of future consolidation and alliances within the dynamic international telecommunica-tions industry. Significant investment opportunities will be found as cellular, networking and long distance strategies emerge on a global basis.

Strategy Session.
The international component of the Global Utility
Fund continues to
account for more than 50% of the Fund's equity investments because of our belief in the inherent growth dynamics of the foreign sector.
During the past year, we added to the Fund's holdings in electric companies with the purchase of Korea Electric
Power and COPEL
(Brazil), among others. Also notable, during the year the Fund invested in a telecommunication company in India
(Videsh
Sanchar Nigam).

There are some signs that the domestic electric utilities are working through their negotiations with state commissions regarding standard cost structures and rates of return.
Progress has been made with the California
Commission and
in Illinois, Texas and New England. Mergers and consolidation are likely to continue for some time, with the survivors having the lowest costs and most capable managements.
Growth prospects
are only moderate domestically, however, and therefore, we have been finding more investor dynamics abroad and in the telecommunications sector.

We continue to pursue a three-part strategy in the fixed income portfolio of the Global Utility Fund. The first theme is the close scrutiny of emerging markets for investment opportunities.
The emerging market theme seeks utility issuers in countries with pent-up demand and with infrastructure needs who are potential upgrade candidates. Our second theme is the pursuit of companies with respectable operating histories in developed markets. Over the next year, we expect to pursue a third theme, where the Fund invests in companies which are privatizing in both developed and emerging countries.
Improvements in costs
and in operations by these companies may result in higher credit quality.

Portfolio Composition
Expressed as a percentage of
net assets as of 9/30/97.
     (PIE CHART)

What Went Well.
International
Telephone & Cellular.
The growing demand for international cellular (non-wire) companies continued well above most projections, benefiting the Fund's holdings in AirTouch Communications, Telecom
Italia Mobile
S.p.A., and Vodafone Group PLC.  Also, the Fund's
Canadian
telephone companies performed quite well, as did the Fund's holdings in Mexico, Spain, Argentina and Portugal.

International Electric.
The Fund's electric utility holding in Spain
(Empresa Nacional
de Electricidad S.A.) showed a sharp price gain as the government planned to broaden privatizations throughout the country. Also, the value of the Fund's holding in well-managed Scottish Power PLC advanced sharply, reflecting a sound merger strategy and good cost controls. The Fund's investment in Finland's
Epsoon
Sahko OY also showed good returns, as did the recovery of the Fund's Chinese holding, Huaneng Power
International.

Five Largest
Holdings.

4.1%   SBC Communications
       Telecommunications
3.3%   Scottish Power PLC
       Electrics
3.2%   Westcoast Energy
       Natural Gas
3.0%   Telecom Italia
       Telecommunications
2.6%   BCE
       Telecommunications

Expressed as a percentage of net assets as of 9/30/97.

And Not So Well.
The restructuring of AT&T has proven much more painful than earlier anticipated, but near-term results are improving, and we are hopeful of a positive long-term resolution of the company's problems with the appointment of new management.
Korea Electric Power has been hurt by a slowing economy and a difficult internal stock market, and Philippine Long
Distance has been hurt by currency disruptions within the country. Despite some financial chaos in parts of Asia, we are still optimistic about long-term growth in the region.

Looking Ahead.
With the demand for international telephone services growing as global companies expand their territories, we are optimistic about opportunities within the continuously changing telecommunications sector.

There are a large number of new foreign issues and privatizations expected to come to market over the next several months.
Specifically, France is planning to sell 38% of France
Telecom in a very major offering. The Portuguese government is also selling more shares in Portugal Telecom, and the
Italians are selling the government's stake in Telecom Italia.
There are also expected offerings from MTNL
(India) and China
Telecom, making the privatization calendar quite active.
The growth of worldwide communications provides a favorable backdrop for new sales of telecommunication equipment, and we believe the growth of data transport over wire lines will be a particularly strong area.

WorldCom's recent bid for MCI Communications has sent shock waves throughout the telephone industry and threatens the previously announced alliance between MCI
Communications and
British Telecom. WorldCom's merger-based strategy calls for a combination of long distance calling, cellular, local telephone networks, and dynamic internet services to provide creative solutions for both corporate and consumer requirements. Whatever the future outcome of this bold merger bid, we believe this proposed consolidation is indicative of the future consolidation and alliances of international telecommunication providers.

Portfolio of Investments as of September 30, 1997
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
----------

US$ Value
Shares      Description
(Note 1)
    ----------------------------------------------
--------------
LONG-TERM INVESTMENTS--97.2%
COMMON STOCKS--74.0%
    ----------------------------------------------
--------------
Electrical Utilities--22.8%
  175,000   CMS Energy Corp.
$   6,475,000
  150,000   COPEL (ADR-Preferred B Shares)
              (Brazil)
2,587,500
  200,000   DPL, Inc.
4,900,000
  162,500   DQE, Inc.
5,484,375
  100,000   DTE Energy Co.
3,043,750
  200,000   Empresa Nacional de Electricidad,
              S.A. (ADR) (Spain)
4,300,000
  190,000   Espoon Sahko (ADR) (Finland)
5,141,400
  150,000   Huaneng Power International, Inc.*
              (ADR) (China)
3,637,500
  120,000   Korea Electric Power Corp. (ADR)
              (South Korea)
1,650,000
   80,000   New Century Energies, Inc.
3,325,000
  100,000   Pinnacle West Capital Corp.
3,362,500
1,300,000   Scottish Power PLC (United Kingdom)
10,069,253
  277,300   Shandong Huaneng Power Co. Ltd.
              (ADR) (China)
2,721,006
  150,000   Texas Utilities Co.
5,400,000
  110,000   VEBA AG (Germany)
6,432,293

-------------

68,529,577
--------------------------------------------------
--------------
Gas Utilities--8.9%
  500,000   Australian Gas Light Co. (Australia)
3,398,140
  120,000   Equitable Resources, Inc.
3,780,000
  330,000   TransCanada Pipelines Ltd. (Canada)
6,387,713
  470,000   Westcoast Energy, Inc. (Canada)
9,760,845
   90,000   YPF Sociedad Anonima (ADR-Class D
              Shares) (Argentina)
3,318,750

-------------

26,645,448
--------------------------------------------------
--------------
Telecommunications--35.6%
  106,300   AirTouch Communications, Inc.*
3,767,006
  150,000   AT&T Corp.
6,646,875
  153,200   BC Telecom, Inc. (Canada)
3,957,625
  260,000   BCE, Inc. (Canada)
7,767,500
   96,000   Bell Atlantic Corp.
$   7,722,000
   75,000   Comsat Corp.
1,785,938
   43,000   Empresas Telex-Chile S.A. (ADR)
              (Chile)
198,875
   50,000   GTE Corp.
2,268,750
  100,000   Hellenic Telecom Org. (Greece)
2,505,107
  110,000   MCI Communications Corp.
3,227,812
   87,600   Portugal Telecom, S.A. (ADS)
              (Portugal)
3,805,125
   60,000   Koninklijke PTT Nederland NV
              (Netherlands)
2,359,390
  200,000   SBC Communications Inc.
12,275,000
   70,000   Sprint Corp.
3,500,000
   40,000   Telecom Corp. of New Zealand Ltd.
              (ADR) (New Zealand)
1,620,000
  900,000   Telecom Italia Mobile S.p.A. (Italy)
3,571,842
  500,000   Telecom Italia S.p.A. (Italy)
3,331,402
2,300,000   Telecom Italia S.p.A. Risp
              (Nonconvertible) (Italy)
8,948,146
   40,000   Telefonica de Argentina S.A.
              (ADR-Class B Shares) (Argentina)
1,465,000
   50,000   Telefonica de Espana, S.A. (ADR)
              (Spain)
4,706,250
  130,000   Telefonos de Mexico, S.A. (ADR-Class
              L Shares) (Mexico)
6,727,500
  200,000   US West Communications Group
7,700,000
  200,000   Videsh Sanchar Nigam Ltd. (GDR)
              (India)
3,375,000
   75,000   Vodafone Group PLC (ADR) (United
              Kingdom)
4,031,250

-------------

107,263,393
--------------------------------------------------
--------------
Water Utilities & Other--6.7%
   30,968   Alcatel Alsthom (France)
4,120,293
  167,800   American Water Works Co., Inc.
3,712,575
  400,000   Anglian Water PLC (United Kingdom)
5,284,233
   41,000   ENI S.p.A. (ADR) (Italy)
2,575,313
   35,000   Lucent Technologies, Inc.
2,848,125

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     2

Portfolio of Investments as of September 30, 1997
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
----------

US$ Value
Shares       Description
(Note 1)
--------------------------------------------------
---------------
Water Utilities & Other (cont'd.)
2,300,000   Seat S.p.A. Risp (Italy)*
$     562,341
   10,000   Suez Lyonnaise Eaux S.A. (France)
1,116,339

-------------

20,219,219
            Total common stocks
              (cost $143,712,011)
222,657,637

-------------
--------------------------------------------------
--------------
PREFERRED STOCKS--1.6%
            Philippine Long Distance Telephone
              Co., (The Philippines)
   43,700   $3.50 Conv. Ser. III (GDS)
2,283,325
   80,000   5.75% Conv. Ser. II (GDS)
2,500,000

-------------
            Total preferred stocks
              (cost $4,185,000)
4,783,325

-------------
--------------------------------------------------
--------------

Moody's       Principal
Rating        Amount
(Unaudited)   (000)
DEBT OBLIGATIONS--21.6%
CORPORATE BONDS--20.1%
--------------------------------------------------
-----------------
Electrical Utilities--13.4%
Ba1           $   1,000    AES Corp.,
                             8.375%, 8/15/07
1,005,000
Ba2               1,500    CalEnergy Co., Inc.,
                             9.50%, 9/15/06
1,620,000
Aa2               1,750    Central Illinois Light
                             Co.,
                             8.20%, 1/15/22
1,867,932
Baa1              1,000D   CEZ Finance,
                             7.125%, 7/15/07
                             (Czech Republic)
986,000
Baa1              1,000D   Chilgener, S.A.,
                             6.50%, 1/15/06
(Chile)         974,620
Aaa               2,000D   Chubu Electric Power
Co.
                             Inc., (Japan)
                             6.25%, 8/5/03
                             (Eurobonds)
1,995,000
Ba3               1,000    CMS Energy Corp.,
                             8.125%, 5/15/02
1,024,940
A1                1,000    Consolidated Edison Co.
                             of NY, Inc.,
                             7.625%, 3/1/04
1,051,520
Aa3           $   1,000    Duke Energy Corp.,
                             5.875%, 6/1/01
$     983,790
Baa1              1,000D   Eastern Energy Limited,
                             6.75%, 12/1/06
                             (Australia)
993,610
Ba3               1,000    El Paso Electric Co.,
                             8.25%, 2/1/03, Ser. C
1,047,680
Baa1              1,000D   Empresa Electric
Pehuenche S.A.,
                           7.30%, 5/1/03 (Chile)
1,020,760
Baa3              1,000D   Empresa Electrica del
                             Norte Grande S.A.,
                             7.75%, 3/15/06
(Chile)       1,002,320
Baa1              1,000D   Enersis S.A.,
                             7.40%, 12/1/16
(Chile)       1,004,650
Aa3                 500    Florida Power Corp.,
                             6.00%, 7/1/03
489,775
Baa3              1,000    Gulf States Utilities
                             Co.,
                             8.25%, 4/1/04
1,068,960
Ba1**             1,000D   Inversora Electrica
                             Buenos Aires S.A.,
                             9.00%, 9/16/04
                             (Argentina)
995,000
Baa2              1,000    Louisiana Power & Light
                             Co.,
                             6.00%, 3/1/00
989,530
A1                1,500    Monongahela Power Co.,
                             7.375%, 7/1/02
1,556,385
Aa3               1,000    Northern States Power
                             Co.,
                             5.75%, 12/1/00
983,840
Baa3              1,000    NRG Energy, Inc.,
                             7.50%, 6/15/07
1,025,000
A1                2,000    Potomac Edison Co.,
                             8.875%, 8/1/21
2,116,400
A2                1,000D   Quebec Hydro,
                             7.50%, 4/1/16
(Canada)       1,042,240
Aa3               2,000    Southwestern Elec.
Power
                             Co.,
                             5.25%, 4/1/00
1,955,300
Aa2               1,000    Southwestern Public
                             Serv. Co.,
                             7.25%, 7/15/04
1,034,100
Baa3              1,000    System Energy
Resources,
                             Inc.,
                             7.71%, 8/1/01
1,031,090
Baa2              1,000D   CSW Investments,
                             7.45%, 8/1/06
                             (United Kingdom)
1,036,370

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of September 30, 1997
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
----------

Moody's       Principal
Rating        Amount
US$ Value
(Unaudited)   (000)       Description
(Note 1)
--------------------------------------------------
----------
Electrical Utilities (cont'd.)
Baa1          $   1,000D   Southern Investments UK
                             PLC,
                             6.80%, 12/1/06
                             (United Kingdom)
$     996,300
Aa2               1,000    Tampa Electric Co.,
                             7.75%, 11/1/22
1,028,500
Ba3               1,000    Texas-New Mexico Power
                             Co.,
                             10.75%, 9/15/03
1,077,500
Baa1              2,000    Texas Utilities
Electric
                             Co.,
                             9.27%, 1/14/00
2,127,640
A2                2,000    Virginia Electric &
                             Power Co.,
                             6.625%, 4/1/03
2,017,720
Baa3              1,000    W3A Funding Corp.,
                             8.09%, 1/2/17
1,030,010

-------------

40,179,482
--------------------------------------------------
-----------------
Gas Distribution & Other Related Industries--2.7%
Baa2              1,000    El Paso Natural Gas
Co.,
                             7.50%, 11/15/26
1,034,230
Baa2              1,000    Enron Corp.,
                             7.00%, 8/15/23
953,520
B1                1,000D   Metrogas, S.A.,
                             10.875%, 5/15/01,
Ser.
                             B (Argentina)
1,101,250
A2                1,600    Michigan Consolidated
                             Gas Co.,
                             8.25%, 5/1/14
1,804,464
                           Northern Illinois Gas
                             Co.,
Aa1                 500    5.875%, 5/1/00
495,295
Aa1               1,000    7.26%, 10/15/25
997,910
                           Southern California Gas
                             Co.,
A1                2,000    6.875%, 11/1/25
1,862,680

-------------

8,249,349
--------------------------------------------------
-----------------
Telecommunications, Media & Related Industries--
4.0%
Aaa               2,000    BellSouth
                             Telecommunications,
                             6.125%, 9/23/08
                             (Eurobonds)
1,947,500
NR            $   1,000D   Comtel Brasileira Ltd.,
                             10.75%, 9/26/04
                             (Brazil)
$   1,060,000
A3                1,000    GTE Corp.,
                             8.75%, 11/1/21
1,186,250
A2                1,000    GTE Florida, Inc.,
                             7.25%, 10/15/25
984,060
A1                1,000D   Korea Telecom,
                             7.625%, 4/15/07
                             (South Korea)
1,004,100
A1                1,550    Pacific Bell,
                             8.70%, 6/15/01
1,670,823
Ba2               1,000D   Philippine Long
Distance
                             Telephone Co.,
                             9.25%, 6/30/06
                             (The Philippines)
1,035,000
Aa3               1,000    Southwestern Bell
Telephone Co.,
                           5.875%, 6/1/03
969,980
B1                1,000D   Telefonica de
Argentina,
                             S.A.,
                             11.875%, 11/1/04
                             (Argentina)
1,212,500
Ba1               1,000    WorldCom, Inc.,
                             7.75%, 4/1/07
1,048,340

-------------

12,118,553

-------------
                           Total corporate bonds
                             (cost $59,414,523)
60,547,384

-------------
--------------------------------------------------
-----------------
CONVERTIBLE BONDS--0.8%
Baa2                500D   Compania de Telefonos
de
                             Chile, S.A.,
                             4.50%, 1/15/03
(Chile)         840,625
Caa               1,500    International Cabletel,
                             Inc.,
                             7.25%, 4/15/05
1,650,000

-------------
                           Total convertible bonds
                             (cost $2,000,000)
2,490,625

-------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

GLOBAL UTILITY FUND, INC.
Portfolio of Investments as of September 30, 1997
--------------------------------------------------
----------

Principal
Amount                                         US$
Value
(000)       Description
(Note 1)
--------------------------------------------------
------
U.S. GOVERNMENT SECURITIES--0.7%
            United States Treasury Notes,
   $1,000   6.125%, 7/31/00                  $
1,006,090
    1,000   7.50%, 11/15/01
1,053,910
                                             -----
--------
            Total U.S. Government Securities
            (cost $2,128,281)
2,060,000
                                             -----
--------
            Total debt obligations
            (cost $63,542,804)
65,098,009
                                             -----
--------
            Total long-term investments
            (cost $211,439,815)
292,538,971
                                             -----
--------
--------------------------------------------------
--------
SHORT-TERM INVESTMENTS--2.4%
REPURCHASE AGREEMENT
    7,135   Paribas Finance, 6.05%, due 10/1/97 in
              the amount of $7,136,199 (cost
              $7,135,000; value of collateral
              including accrued
              interest-$7,234,658)
7,135,000
--------------------------------------------------
--------
Total Investments--99.6%
            (cost $218,574,815; Note 4)
299,673,971
            Other assets in excess of
              liabilities--0.4%
1,233,786
                                             -----
--------
            Net Assets--100%                 $
300,907,757
                                             -----
--------
                                             -----
--------

---------------
 *--Non-income-producing security.
**--Moody's Equivalent to S&P Rating.
 D--US$ Denominated Bonds.
ADR--American Depository Receipts.
ADS--American Depository Shares.
GDR--Global Depository Receipts.
GDS--Global Depository Shares.
NR--Not rated by Moody's or Standard & Poor's.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities
GLOBAL UTILITY FUND, INC.

September 30, 1997
Assets
Investments, at value (cost
$218,574,815).....................................
 .........................         $299,673,971
Foreign currency, at value (cost
$89,716)..........................................
 ....................               89,712
Cash..............................................
 ..................................................
 ...                1,067
Dividends and interest
receivable........................................
 ..............................
2,398,227
Receivable for Fund shares
sold..............................................
 ..........................               41,337
Other
assets............................................
 ...............................................
7,809

------------
   Total
assets............................................
 ............................................
302,212,123

------------
Liabilities
Payable for Fund shares
reacquired........................................
 .............................              670,119
Accrued
expenses..........................................
 .............................................
209,752
Management fee
payable...........................................
 ......................................
164,830
Distribution fee
payable...........................................
 ....................................
170,628
Withholding taxes
payable...........................................
 ...................................
85,239
Deferred director's
fee...............................................
 .............................                3,798

------------
   Total
liabilities.......................................
 ............................................
1,304,366

------------
Net
Assets............................................
 .................................................
$300,907,757

------------

------------
Net assets were comprised of:
   Common stock, at
par...............................................
 .................................         $
17,177
   Paid-in capital in excess of
par...............................................
 .....................          196,932,191

------------

196,949,368
   Undistributed net investment
income............................................
 .....................              127,164
   Accumulated net realized gains on investments
and foreign currency
transactions.....................
22,731,558
   Net unrealized appreciation on investments and
foreign
currencies...................................
81,099,667

------------
Net assets, September 30,
1997..............................................
 ...........................         $300,907,757

------------

------------
Class A:
   Net asset value and redemption price per share
      ($120,824,984 / 6,896,814 shares of common
stock issued and
outstanding).........................
$17.52
   Maximum sales charge (5.00% of offering
price)............................................
 ..........                  .92
   Maximum offering price to
public............................................
 ........................                  $18.44

------------------

------------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($179,269,694 / 10,233,508 shares of common
stock issued and
outstanding)........................
$17.52

------------------

------------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($759,664 / 43,367 shares of common stock
issued and
outstanding)................................
$17.52

------------------

------------------
Class Z:
   Net asset value, offering price and redemption
price per share
      ($53,415 / 3,045 shares of common stock
issued and
outstanding)..................................
$17.54

------------------

------------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

GLOBAL UTILITY FUND, INC.
Statement of Operations
--------------------------------------------------
----------

Year Ended
Net Investment Income
September 30, 1997
Income
   Dividends (net of foreign withholding
      taxes of $545,062)....................
$  7,400,211
   Interest and discount earned.............
5,354,880

------------
      Total income..........................
12,755,091

------------
Expenses
   Management fee...........................
2,040,052
   Distribution fee--Class A................
290,758
   Distribution fee--Class B................
1,856,933
   Distribution fee--Class C................
7,270
   Transfer agent's fees and expenses...
469,000
   Custodian's fees and expenses........
205,000
   Registration fees........................
36,000
   Reports to shareholders..................
70,000
   Audit fee................................
33,000
   Legal fees and expenses..................
30,000
   Directors' fees and expenses.........
19,000
   Insurance................................
8,000
   Miscellaneous............................
7,761

------------
      Total expenses........................
5,072,774

------------
Net investment income.......................
7,682,317

------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions..................
23,455,159
   Foreign currency transactions............
(2,900)

------------

23,452,259

------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments..............................
39,646,396
   Foreign currencies.......................
(3,971)

------------

39,642,425

------------
Net gain on investments and foreign
   currencies...............................
63,094,684

------------
Net Increase in Net Assets
Resulting from Operations...................
$ 70,777,001

------------

------------

GLOBAL UTILITY FUND, INC.
Statement of Changes in Net Assets
--------------------------------------------------
----------

Increase (Decrease)                   Year Ended
September 30,
in Net Assets                           1997
1996
Operations
   Net investment income.......     $  7,682,317
$  9,586,911
   Net realized gain on
      investment and foreign
      currency transactions....       23,452,259
18,126,265
   Net change in unrealized
      appreciation
      (depreciation) of
      investments and foreign
      currencies...............       39,642,425
(1,176,880)
                                    ------------
------------
   Net increase in net assets
      resulting from
      operations...............       70,777,001
26,536,296
                                    ------------
------------
Dividends and distributions
   (Note 1)
   Dividends from net
      investment income
      Class A..................       (3,467,695)
(4,066,553)
      Class B..................       (4,197,429)
(5,504,314)
      Class C..................          (16,595)
(16,044)
      Class Z..................             (598)
--
                                    ------------
------------
                                      (7,682,317)
(9,586,911)
                                    ------------
------------
   Distributions in excess of
      net investment income
      Class A..................         (156,217)
(8,056)
      Class B..................         (189,092)
(10,902)
      Class C..................             (748)
(32)
      Class Z..................              (27)
--
                                    ------------
------------
                                        (346,084)
(18,990)
                                    ------------
------------
   Distributions from net
      realized gains
      Class A..................       (6,007,763)
(3,456,002)
      Class B..................       (9,775,323)
(6,126,168)
      Class C..................          (37,783)
(16,333)
                                    ------------
------------
                                     (15,820,869)
(9,598,503)
                                    ------------
------------
Fund share transactions (net of
   share conversions) (Note 5)
   Net proceeds from shares
      sold.....................       40,299,964
28,413,113
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions............       19,609,298
15,648,910
   Cost of shares reacquired...     (106,947,379)
(102,550,920)
                                    ------------
------------
Net decrease in net assets from
   Fund share transactions.....      (47,038,117)
(58,488,897)
                                    ------------
------------
Total decrease.................         (110,386)
(51,157,005)
Net Assets
Beginning of year..............      301,018,143
352,175,148
                                    ------------
------------
End of year....................     $300,907,757
$301,018,143
                                    ------------
------------
                                    ------------
------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

Notes to Financial Statements
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------
Global Utility Fund, Inc. (the "Fund") is an open-
end
diversified management investment company. The
Fund was organized in Maryland on
November 18, 1988 as a closed-end, diversified
management investment company and
on December 15, 1989, sold 9,000 shares of common
stock for $100,440 to
Wellington Management Company, LLP ("Wellington").
Investment
operations commenced on January 2, 1990. On
February 1, 1991, the Fund concluded
operations as a closed-end investment company and
subsequently commenced
operations as an open-end, diversified management
investment company.
The Fund seeks to achieve its investment objective
of obtaining a high total
return, without incurring undue risk, by investing
primarily in common stocks,
debt securities and preferred stocks of domestic
and foreign companies in the
utility industries. Debt securities in which the
Fund invests are generally
within the four highest ratings categories by a
nationally recognized
statistical rating organization or, if not rated,
are of comparable quality. The
ability of the issuers of the debt securities held
by the Fund to meet their
obligations may be affected by economic
developments in a specific country or
industry.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuation: In valuing the Fund's
assets, quotations of foreign
securities in a foreign currency are converted to
U.S. dollar equivalents at the
then current exchange rate. Any security for which
the primary market is on an
exchange is valued at the last sale price on such
exchange on the day of
valuation or, if there was no sale on such day,
the last bid price quoted on
such day. Portfolio securities that are actively
traded in the over-the-counter
market, including listed securities for which the
primary market is believed to
be over-the-counter, are valued at the mean
between the most recently quoted bid
and asked prices provided by an independent
pricing service or by principal
market makers. Securities for which market
quotations are not readily available
are valued at fair value as determined in good
faith by or under the direction
of the Board of Directors of the Fund.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that its
custodian take possession of
the underlying collateral securities, the value of
which exceeds the principal
amount of the repurchase transaction including
accrued interest. If the seller
defaults and the value of the collateral declines
or if bankruptcy proceedings
are commenced with respect to the seller of the
security, realization of the
collateral by the Fund may be delayed or limited.
Foreign Currency Translation: The books and
records of the Fund are maintained
in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment securities, other
assets and liabilities--at the
closing rates of exchange.
(ii) purchases and sales of investment securities,
income and expenses--at the
rates of exchange prevailing on the respective
dates of such transactions.
Although the net assets of the Fund are presented
at the foreign exchange rates
and market values at the close of the fiscal
period, the Fund does not isolate
that portion of the results of operations arising
as a result of changes in the
foreign exchange rates from the fluctuations
arising from changes in the market
prices of the securities held at fiscal period
end. Similarly, the Fund does not
isolate the effect of changes in foreign exchange
rates from the fluctuations
arising from changes in the market prices of long-
term securities sold during
the fiscal period. Accordingly, realized foreign
currency gains (losses) are
included in the reported net realized gain on
investment transactions.
The Fund recognizes foreign currency gains and
losses from the holding of
foreign currencies, the sales and maturities of
short-term securities and
forward currency contracts, and the difference
between the amounts of dividends,
interest and foreign taxes recorded on the Fund's
books and the U.S. dollar
equivalent of amounts actually received or paid.
Foreign security and currency transactions may
involve certain considerations
and risks not typically associated with those of
domestic origin as a result of,
among other factors, the possibility of political
and economic instability and
the level of governmental supervision and
regulation of foreign securities
markets.
Securities Transactions and Net Investment Income:
Security transactions are
recorded on the trade date. Realized gains and
losses from security and currency
transactions are calculated on the identified cost
basis. Dividend income is
recorded on the ex-dividend date and interest
income is recorded on the accrual
basis. The Fund amortizes discounts on purchases
of debt securities as
adjustments to interest income. Expenses are
recorded on the accrual basis which
may require the use of certain estimates by
management.
--------------------------------------------------
------------------------------
Notes to Financial Statements
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each class
of shares based upon the
relative proportion of net assets of each class at
the beginning of the day.
Federal Income Taxes: It is the Fund's policy to
continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its taxable
income to shareholders.
Therefore, no federal income tax provision is
required.
Withholding taxes on foreign dividends and
interest are provided in accordance
with the Fund's understanding of the applicable
country's tax rules and
rates.
Dividends and Distributions: Dividends from net
investment income are declared
and paid quarterly. The Fund will distribute at
least annually any net capital
gains in excess of loss carryforwards. Dividends
and distributions are recorded
on the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles. These differences are primarily due to
differing treatments for wash
sales and foreign currency transactions.
Reclassification of Capital Accounts: The Fund
accounts for and reports
distributions to shareholders in accordance with
American Institute of Certified
Public Accountants (AICPA) Statement of Position
93-2: Determination,
Disclosure, and Financial Statement Presentation
of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to increase undistributed net
investment income and decrease
accumulated net realized gains on investments by
$125,581 relating to net
realized foreign currency gains. Net investment
income, net realized gains and
net assets were not affected by this change.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management
LLC ("PIFM"). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with Wellington; Wellington furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable monthly at an annual rate of .70% of the Fund's average daily net assets up to and including $250 million, .55% of the Fund's average daily net assets of the next $250 million, .50% of the Fund's average daily net assets of the next $500 million and .45% of the Fund's average daily net assets in excess of $1 billion. Pursuant to the subadvisory agreement, PIFM compensates Wellington for its services at an annual rate of .50% of the Fund's average daily net assets up to and including $250 million, .35% of the Fund's average daily net assets of the next $250 million, .30% of the Fund's average daily net assets of the next $500 million and .25% of the Fund's average daily net assets in excess of $1 billion.
The Fund has a distribution agreement with Prudential Securities Incorporated
("PSI"), which acts as the distributor of the Class A, Class
B, Class C and Class Z shares of the Fund. The
Fund compensates PSI for
distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the "Class A, Class B and Class C
Plans"), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distributions or service fees are paid to PSI as distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively, for the fiscal year ended September 30, 1997.
PSI has advised the Fund that it has received approximately $43,000 in front-end sales charges resulting from sales of Class A shares during the fiscal year ended September 30, 1997. From these fees, PSI paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.
PSI has advised the Fund that for the fiscal year ended September 30, 1997, it received approximately $368,500 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
PSI and PIFM are indirect, wholly-owned
subsidiaries of The Prudential Insurance
Company of America.

The Fund, along with other affiliated registered
investment companies (the
"Funds"), entered into a credit agreement (the
"Agreement") on December 31, 1996 with an
unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. The Agreement
expires on December 30, 1997. Interest on any such
borrowings outstanding will
be
--------------------------------------------------
------------------------------

Notes to Financial Statements
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------
at market rates. The purpose of the Agreement is
to serve as an alternative
source of funding for capital share redemptions.
The Fund has not borrowed any
amounts pursuant to the Agreement as of September
31, 1997. The Funds pay a
commitment fee at an annual rate of .055 of 1% on
the unused portion of the
credit facility. The commitment fee is accrued and
paid quarterly on a pro-rata
basis by the Funds.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ("PMFS"), a
wholly-owned
subsidiary of PIFM, serves as the Fund's transfer
agent and during the
fiscal year ended September 30, 1997, the Fund
incurred fees of approximately
$394,000 for the services of PMFS. As of September
30, 1997, approximately
$29,500 of such fees were due to PMFS. Transfer
agent fees and expenses in the
Statement of Operations include certain out-of-
pocket expenses paid to
non-affiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of investment securities,
other than short-term investments,
for the fiscal year ended September 30, 1997 were
$37,726,616 and $101,769,983,
respectively.
The United States federal income tax basis of the
Fund's investments at
September 30, 1997 was $218,601,522 and,
accordingly, net unrealized
appreciation of investments was $81,072,449 (gross
unrealized
appreciation--$84,781,928; gross unrealized
depreciation--$3,709,479).
--------------------------------------------------
----------
Note 5. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with an initial sales charge of up to 5.00%.
Class B shares are sold with a
contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
Effective December 16, 1996, the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized 2 billion shares of common stock at $.001 par value per share equally divided into Class A, B, C and Z shares. Of the 17,176,734 shares of common stock issued and outstanding at September 30, 1997, Wellington owned
9,000 Class A shares.
Transactions in shares of common stock were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------
------------
Year ended September 30, 1997:
Shares sold........................    2,086,998
$ 33,076,632
Shares issued in reinvestment of
  dividends and distributions......      435,125
6,684,084
Shares reacquired..................   (3,491,626)
(55,793,270)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................     (969,503)
(16,032,554)
Shares issued upon conversion from
  Class B..........................      361,364
5,915,705
                                      ----------
------------
Net decrease in shares
  outstanding......................     (608,139)
$(10,116,849)
                                      ----------
------------
                                      ----------
------------
Year ended September 30, 1996:
Shares sold........................    1,266,739
$ 18,863,411
Shares issued in reinvestment of
  dividends and distributions......      339,649
5,017,345
Shares reacquired..................   (2,883,880)
(43,010,724)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................   (1,277,492)
(19,129,968)
Shares issued upon conversion from
  Class B..........................      327,144
4,874,396
                                      ----------
------------
Net decrease in shares
  outstanding......................     (950,348)
$(14,255,572)
                                      ----------
------------
                                      ----------
------------
Class B
-----------------------------------
Year ended September 30, 1997:
Shares sold........................      420,178
$  6,760,201
Shares issued in reinvestment of
  dividends and distributions......      841,794
12,870,440
Shares reacquired..................   (3,146,002)
(50,674,248)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................   (1,884,030)
(31,043,607)
Shares reacquired upon conversion
  into Class A.....................     (361,305)
(5,915,705)
                                      ----------
------------
Net decrease in shares
  outstanding......................   (2,245,335)
$(36,959,312)
                                      ----------
------------
                                      ----------
------------

--------------------------------------------------
------------------------------
Notes to Financial Statements
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------

Class B                                 Shares
Amount
-----------------------------------   ----------
------------
Year ended September 30, 1996:
Shares sold........................      623,845
$  9,314,099
Shares issued in reinvestment of
  dividends and distributions......      718,862
10,600,234
Shares reacquired..................   (3,977,624)
(59,359,780)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................   (2,634,917)
(39,445,447)
Shares reacquired upon conversion
  into Class A.....................     (327,061)
(4,874,396)
                                      ----------
------------
Net decrease in shares
  outstanding......................   (2,961,978)
$(44,319,843)
                                      ----------
------------
                                      ----------
------------
Class C
-----------------------------------
Year ended September 30, 1997:
Shares sold........................       14,373
$    229,180
Shares issued in reinvestment of
  dividends and distributions......        3,544
54,192
Shares reacquired..................      (18,532)
(297,270)
                                      ----------
------------
Net increase in shares
  outstanding......................         (615)
$    (13,898)
                                      ----------
------------
                                      ----------
------------
Class C
-----------------------------------
Year ended September 30, 1996:
Shares sold........................       15,751
$    235,603
Shares issued in reinvestment of
  dividends and distributions......        2,124
31,331
Shares reacquired..................      (12,124)
(180,416)
                                      ----------
------------
Net increase in shares
  outstanding......................        5,751
$     86,518
                                      ----------
------------
                                      ----------
------------
Class Z
-----------------------------------
December 16, 1996(a) through
  September 30, 1997:
Shares sold........................       13,848
$    233,951
Shares issued in reinvestment of
  dividends and distributions......           35
582
Shares reacquired..................      (10,838)
(182,591)
                                      ----------
------------
Net increase in shares
  outstanding......................        3,045
$     51,942
                                      ----------
------------
                                      ----------
------------

---------------
(a) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------

Financial Highlights
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------

Class A

--------------------------------------------------
---------------

Year Ended September 30,

--------------------------------------------------
----------

1997         1996         1995         1994
1993

--------     --------     --------     --------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year.....................    $  15.03     $  14.72
$  13.66     $  14.63     $  12.96

--------     --------     --------     --------
--------
Income from investment operations
Net investment
income..................................
 .49          .51          .49          .47
 .44
Net realized and unrealized gain (loss) on
investment
   and foreign currency
transactions...................        3.34
 .73         1.35         (.82)        2.46

--------     --------     --------     --------
--------
   Total from investment
operations....................        3.83
1.24         1.84         (.35)        2.90

--------     --------     --------     --------
--------
Less distributions
Dividends from net investment
income...................        (.49)
(.51)        (.48)        (.42)        (.47)
Distributions in excess of net investment
income.......        (.02)          --           -
-           --         (.01)
Distributions from net realized
gains..................        (.83)        (.42)
(.30)        (.20)        (.75)

--------     --------     --------     --------
--------
   Total
distributions.................................
(1.34)        (.93)        (.78)        (.62)
(1.23)

--------     --------     --------     --------
--------
Net asset value, end of
year...........................    $  17.52     $
15.03     $  14.72     $  13.66     $  14.63

--------     --------     --------     --------
--------

--------     --------     --------     --------
--------
TOTAL
RETURN(a)........................................
26.90%        8.65%       14.23%       (2.49)%
23.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)..........................    $120,825
$112,800     $124,423     $126,254     $138,714
Average net assets
(000)...............................    $116,303
$120,122     $122,837     $139,166     $119,001
Ratios to average net assets:
   Expenses, including distribution
fees...............        1.21%        1.30%
1.31%        1.25%        1.30%
   Expenses, excluding distribution
fees...............         .96%        1.05%
1.06%        1.02%        1.10%
   Net investment
income...............................        3.00%
3.38%        3.58%        3.39%        3.37%
For Class A, B, C and Z shares:
   Portfolio turnover
rate.............................          13%
13%          15%          19%          14%
   Average commission rate paid per
share..............    $ 0.0529     $ 0.0542
--           --           --

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

Financial Highlights
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------

Class B

--------------------------------------------------
---------------

Year Ended September 30,

--------------------------------------------------
----------

1997         1996         1995         1994
1993

--------     --------     --------     --------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year.....................    $  15.03     $  14.71
$  13.66     $  14.63     $  12.97

--------     --------     --------     --------
--------
Income from investment operations
Net investment
income..................................
 .37          .40          .39          .37
 .34
Net realized and unrealized gain (loss) on
investment
   and foreign currency
transactions...................        3.34
 .74         1.34         (.82)        2.45

--------     --------     --------     --------
--------
   Total from investment
operations....................        3.71
1.14         1.73         (.45)        2.79

--------     --------     --------     --------
--------
Less distributions
Dividends from net investment
income...................        (.37)
(.40)        (.38)        (.32)        (.37)
Distributions in excess of net investment
income.......        (.02)          --           -
-           --         (.01)
Distributions from net realized
gains..................        (.83)        (.42)
(.30)        (.20)        (.75)

--------     --------     --------     --------
--------
   Total
distributions.................................
(1.22)        (.82)        (.68)        (.52)
(1.13)

--------     --------     --------     --------
--------
Net asset value, end of
year...........................    $  17.52     $
15.03     $  14.71     $  13.66     $  14.63

--------     --------     --------     --------
--------

--------     --------     --------     --------
--------
TOTAL
RETURN(a)........................................
25.96%        7.90%       13.32%       (3.22)%
22.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)..........................    $179,270
$187,557     $227,189     $272,673     $185,259
Average net assets
(000)...............................    $185,693
$210,305     $237,983     $270,466     $ 90,254
Ratios to average net assets:
   Expenses, including distribution
fees...............        1.96%        2.05%
2.06%        2.02%        2.10%
   Expenses, excluding distribution
fees...............         .96%        1.05%
1.06%        1.02%        1.10%
   Net investment
income...............................        2.25%
2.62%        2.83%        2.68%        2.59%

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

Financial Highlights
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------

Class C                               Class Z

--------------------------------------------------
--     -------------

August 1,       December 16,

1994(c)           1996(d)

Year Ended September 30,             through
through

----------------------------------     September
30,     September 30,

1997         1996         1995           1994
1997

--------     --------     --------       ---------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...................    $  15.03     $  14.71
$  13.66       $   13.93          $ 15.02

--------     --------     --------       ---------
-------
Income from investment operations
Net investment
income..................................
 .37          .40          .39             .06
 .34
Net realized and unrealized gain (loss) on
investment
   and foreign currency
transactions...................        3.34
 .74         1.34            (.24)            2.59

--------     --------     --------       ---------
-------
   Total from investment
operations....................        3.71
1.14         1.73            (.18)            2.93

--------     --------     --------       ---------
-------
Less distributions
Dividends from net investment
income...................        (.37)
(.40)        (.38)           (.07)
(.34)
Distributions in excess of net investment
income.......        (.02)          --           -
-              --             (.07)
Distributions from net realized
gains..................        (.83)        (.42)
(.30)           (.02)              --

--------     --------     --------       ---------
-------
   Total
distributions.................................
(1.22)        (.82)        (.68)           (.09)
(.41)

--------     --------     --------       ---------
-------
Net asset value, end of
period.........................    $  17.52     $
15.03     $  14.71       $   13.66          $
17.54

--------     --------     --------       ---------
-------

--------     --------     --------       ---------
-------
TOTAL
RETURN(a)........................................
25.96%       7.90%       13.32%           (1.32)%
19.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)........................    $    760     $
661     $    563       $     226          $    53
Average net assets
(000)...............................    $    727
$    608     $    410       $     131          $
16
Ratios to average net assets:
   Expenses, including distribution
fees...............        1.96%       2.05%
2.06%         2.06%(b)             .96%(b)
   Expenses, excluding distribution
fees...............         .96%       1.05%
1.06%         1.06%(b)             .96%(b)
   Net investment
income...............................        2.25%
2.66%        2.83%         2.46%(b)
3.25%(b)

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of
less than a full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

Report of Independent Accountants
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------
To the Shareholders and Board of Directors of Global Utility Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Utility Fund, Inc. (the
"Fund") at September 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.
These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the
Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and broker, provides a reasonable basis for the opinion expressed above. The accompanying statement of changes in net assets for the year ended
September 30, 1996 and the financial highlights for the periods other than the year ended September 30, 1997 were audited by other independent accountants, whose opinion dated November 14, 1996 was unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
November 19, 1997
--------------------------------------------------
------------------------------
                                       15

Change of Auditors
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------
Effective March 1, 1997, Deloitte & Touche LLP was terminated as the Fund's auditors. For the years ended September 30, 1993 through September 30, 1996,
Deloitte & Touche LLP expressed an unqualified opinion on the Fund's financial statements. There were no disagreements between Fund management and
Deloitte & Touche LLP prior to their termination.
The Board of Directors
approved the termination of Deloitte & Touche LLP and at the appointment of
Price Waterhouse LLP as the Fund's independent accountants.



Federal Income Tax Information
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------
We are required by the Internal Revenue Code to
advise you within 60 days of the
Fund's fiscal year end (September 30, 1997) as to
the federal tax status of
dividends paid by the Fund during such fiscal
year. Accordingly, we are advising
you that during the fiscal year, the Fund paid
distributions for Class A shares
totaling $1.338 per share, comprised of $0.943 per
share ordinary income and
short-term capital gains which are taxable as
ordinary income and $0.395 per
share long-term capital gains which are taxable as
such. The Fund paid
distributions for Class B and Class C shares
totaling $1.215 per share,
comprised of $0.820 per share ordinary income and
short-term capital gains which
are taxable as ordinary income and $0.395 per
share long-term capital gains
which are taxable as such. The Fund paid
distributions for Class Z shares
totaling $0.4085 per share of ordinary income
which is taxable as such. Further,
we wish to advise you that 35% of the ordinary
income dividends paid in 1997
qualified for the corporate dividend received
deduction available to corporate
taxpayers.
In January 1998, you will be advised on IRS Form
1099 DIV or substitute 1099 DIV
as to the federal tax status of the distributions
received by you in calendar
year 1997.
--------------------------------------------------
------------------------------

Comparing A $10,000 Investment.
-------------------------------------------------
Global Utility Fund, Inc. vs. the Morgan Stanley
Capital International World Index.

-- Global Utility Fund, Inc.
// Morgan Stanley Capital
   International World Index

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, will be worth more or less than their original cost.
The box on top of the graphs is designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Global
Utility Fund (Class A, Class B, Class C and Class
Z) with a
similar investment in the Morgan Stanley Capital
International
World Index (the Index) by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of each fiscal year
(September 30),
as measured on a quarterly basis, beginning in 1990 for Class
A shares, in 1991 for Class B shares, in 1994 for Class C shares and in 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on September 30, 1997;
(c) all
recurring fees (including management fees) were deducted;
and (d) all dividends and distributions were reinvested.
Class B shares will automatically convert to Class
A shares
on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph. Since Class Z shares have been in existence less than one year, no average annual total returns are shown.

The Index is a weighted index comprised of approximately
1,500 companies listed on the stock exchanges of the U.S.,
Europe, Canada, Australia, New Zealand and the Far
East.
The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges in the countries comprising the Index. The Index is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the Index may differ substantially from the securities in the Fund. The Index is not the only one that may be used to characterize performance of stock funds and other indices may portray different comparative performance.


   Class A       (GRAPH)

Average Annual Total
 Returns - Class A
----------------------
   With Sales Load
   12.83% Since Inception
   12.58% for 5 Years
   20.57% for 1 Year
   Without Sales Load
   13.58% Since Inception
   13.75% for 5 Years
   26.90% for 1 Year



   Class B       (GRAPH)

 Average Annual Total
  Returns - Class B
-------------------------
   With Sales Load
   12.89% Since Inception
   12.76% for 5 Years
   20.96% for 1 Year
   Without Sales Load
   12.89% Since Inception
   12.88% for 5 Years
   25.96% for 1 Year



   Class C       (GRAPH)

   Average Annual Total
    Returns - Class C
---------------------------
   With Sales Load
   14.14% Since Inception
   24.96% for 1 Year
   Without Sales Load
   14.14% Since Inception
   25.96% for 1 Year


   Class Z       (GRAPH)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney
Richard A. Redeker

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave., N.W.
Washington, D.C. 20036

The views expressed in this report and information about the
Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

37936G303   MF150E
37936G204   Cat. #444356X
37936G402
37936G501